LEASE (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Lease
Amortization of right-of-use assets	$ 414	¥ 64,634	¥ 55,910	¥ 48,943
Interest on lease liabilities	8	1,193	1,019	900
Total finance lease costs	422	65,827	56,929	49,843
Operating lease costs	7,629	1,190,465	953,253	666,229
Short-term lease costs	89	13,897	13,565	12,641
Total lease costs	$ 8,140	¥ 1,270,189	¥ 1,023,747	¥ 728,713